Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets
The following tables show the carrying amounts of financial assets and financial liabilities by category of financial instrument and reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade and other receivables, net” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as other tax receivables or advance payments for services to be received in the future), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”.

	Financial assets at amortized cost	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2020
Assets as per statement of financial position
Trade and other receivables	109,231	—	109,231	88,697	197,928
Derivative financial instruments	—	2,102	2,102	—	2,102
Cash and cash equivalents	336,282	—	336,282	—	336,282
Total	445,513	2,102	447,615	88,697	536,312

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	114,813	114,813	11,792	126,605
Borrowings (i)	—	971,090	971,090	—	971,090
Leases Liabilities	—	195,772	195,772	—	195,772
Derivative financial instruments (i)	13,141	—	13,141	—	13,141
Total	13,141	1,281,675	1,294,816	11,792	1,306,608

(i) Effective July 1, 2013, the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars using a portion of its borrowings denominated in U.S. Dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

	Financial assets at amortized cost	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2019
Assets as per statement of financial position
Trade and other receivables	88,113	—	88,113	84,218	172,331
Derivative financial instruments	—	1,435	1,435	—	1,435
Cash and cash equivalents	290,276	—	290,276	—	290,276
Total	378,389	1,435	379,824	84,218	464,042

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	98,420	98,420	12,066	110,486
Borrowings (i)	—	968,280	968,280	—	968,280
Leases Liabilities	—	216,384	216,384	—	216,384
Derivative financial instruments (i)	1,423	—	1,423	—	1,423
Total	1,423	1,283,084	1,284,507	12,066	1,296,573

(i) Effective July 1, 2013 the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars using a portion of its borrowings denominated in U.S. Dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

Schedule of Financial Liabilities
The following tables show the carrying amounts of financial assets and financial liabilities by category of financial instrument and reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade and other receivables, net” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as other tax receivables or advance payments for services to be received in the future), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”.

	Financial assets at amortized cost	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2020
Assets as per statement of financial position
Trade and other receivables	109,231	—	109,231	88,697	197,928
Derivative financial instruments	—	2,102	2,102	—	2,102
Cash and cash equivalents	336,282	—	336,282	—	336,282
Total	445,513	2,102	447,615	88,697	536,312

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	114,813	114,813	11,792	126,605
Borrowings (i)	—	971,090	971,090	—	971,090
Leases Liabilities	—	195,772	195,772	—	195,772
Derivative financial instruments (i)	13,141	—	13,141	—	13,141
Total	13,141	1,281,675	1,294,816	11,792	1,306,608

(i) Effective July 1, 2013, the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars using a portion of its borrowings denominated in U.S. Dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

	Financial assets at amortized cost	Assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2019
Assets as per statement of financial position
Trade and other receivables	88,113	—	88,113	84,218	172,331
Derivative financial instruments	—	1,435	1,435	—	1,435
Cash and cash equivalents	290,276	—	290,276	—	290,276
Total	378,389	1,435	379,824	84,218	464,042

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	—	98,420	98,420	12,066	110,486
Borrowings (i)	—	968,280	968,280	—	968,280
Leases Liabilities	—	216,384	216,384	—	216,384
Derivative financial instruments (i)	1,423	—	1,423	—	1,423
Total	1,423	1,283,084	1,284,507	12,066	1,296,573

(i) Effective July 1, 2013 the Group formally documented and designated cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars using a portion of its borrowings denominated in U.S. Dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (see Note 2).

Schedule of Income, Expense, Gains and Losses on Financial Instruments
Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial asset / liabilities at amortized cost	Assets/ liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
December 31, 2020
Interest income (i)	4,084	—	—	4,084
Interest expense (i)	(58,282)	—	—	(58,282)
Foreign exchange (losses) / gain (i)	(109,266)	—	—	(109,266)
Loss from derivative financial instruments (ii)	—	(8,228)	—	(8,228)
Finance cost related to lease liabilities	(12,532)	—	—	(12,532)

	Financial assets / liabilities at amortized cost	Assets/ liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
December 31, 2019
Interest income (i)	6,390	—	—	6,390
Interest expense (i)	(56,441)	(27)		(56,468)
Foreign exchange gains losses (i)	(19,807)	(5,972)	—	(25,779)
(Loss) / gain from derivative financial instruments (ii)	(870)	1,441	—	571
Finance cost related to lease liabilities	(9,524)	—	—	(9,524)

(i)Included in “Financial Results, net” in the consolidated statement of income.
(ii)Included in “Other operating income, net” and “Financial Results, net” in the consolidated statement of income.

Schedule of Fair Value Measurement of Assets
The following table presents the Group´s biological assets that are measured at fair value at December 31, 2020 and 2019 (see Note 18 to see the description of each fair value level):

	2020				2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cattle for dairy production	—	12,600	—	12,600	—	11,397	—	11,397
Breeding cattle	4,581	—	—	4,581	3,460	—	—	3,460
Other cattle	—	455	—	455	—	337	—	337
Sown land – sugarcane	—	—	71,506	71,506	—	—	55,354	55,354
Sown land – crops	—	—	47,489	47,489	—	—	38,404	38,404
Sown land – rice	—	—	29,062	29,062	—	—	21,484	21,484
The following significant unobservable inputs were used to measure the Group´s biological assets using the discounted cash flow valuation technique:

Description	Unobservable inputs	Range of unobservable inputs		Relationship of unobservable inputs to fair value
		2020	2019
Sown land – sugarcane	Sugarcane yield – tonnes per hectare; Sugarcane TRS (kg of sugar per ton of cane) Production Costs – US$ per hectare. (Include maintenance, harvest and leasing costs)	'-Sugarcane yield: 60-100 tn/ha -Sugarcane TRS: 120-140 kg of sugar/ton of cane -Maintenance costs: 400-600 US$/ha -Harvest costs: 6.0-12.0 US$/ton of cane -Leasing costs: 12.0-14.4 tn/ha	'-Sugarcane yield: 60-100tn/ha - Sugarcane TRS: 120-140kg of sugar/ton of cane - Maintenance costs: 500-700 US$/ha - Harvest costs: 9.0-15.0 US$/ton of cane - Leasing costs: 12.0-14.4 tn/ha	The higher the sugarcane yield, the higher the fair value. The higher the maintenance, harvest and leasing costs per hectare, the lower the fair value. The higher the TRS of sugarcane, the higher the fair value.

Sown land – crops	Crops yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.
'- Crops yield: 0.95 – 5.5 tn/ha for Wheat, 2.5 – 11 tn/ha for Corn, 0.8 - 3.8 tn/ha for Soybean, 0.6 - 3 for Sunflower and 2.5 - 3.5 tn/ha for Peanut - Commercial Costs: 6-43 US$/tn for Wheat, 2-51 US$/ton for Corn, 7-59 US$/ton for Soybean, 1-71 US$/ton for Sunflower and 22-31 US$/ha for Peanut - Production Costs: 115-612 US$/ha for Wheat, 198-990 US$/ha for Corn, 159-750 US$/ha for Soybean, 233-641 US$/ha for Sunflower and 695-1400 US$/ha for Peanut

'- Crops yield: 0.95 – 4.69 tn/ha for Wheat, 2.5 – 10  tn/ha for Corn, 1.19 - 3.8 tn/ha for Soybean and 1.6-3 for Sunflower
- Commercial Costs: 6-43 US$/ha for Wheat, 2-51 US$/ha for Corn, 7-59 US$/ha for Soybean and 2-71 US$/ha for Sunflower
- Production Costs: 115-574 US$/ha for Wheat, 198-859 US$/ha for Corn, 159-679 US$/ha for Soybean and 233-641 US$/ha for Sunflower
The higher the crops yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
Sown land – rice	Rice yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.	'-Rice yield: 6.5 -7.5 tn/ha -Commercial Costs: 8-16 US$/ha -Production Costs: 750-950 US$/ha	'-Rice yield: 6.5 -7.5 tn/ha -Commercial Costs: 8-12 US$/ha -Production Costs: 750-950 US$/ha	The higher the rice yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of December 31, 2020 and 2019 and their allocation to the fair value hierarchy:

		Level 1	Level 2	Total
Assets
Derivative financial instruments	2020	151	1,951	2,102
Derivative financial instruments	2019	1,257	178	1,435

Liabilities
Derivative financial instruments	2020	(12,984)	(157)	(13,141)
Derivative financial instruments	2019	(1,423)	—	(1,423)
When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	Total

Futures	Quoted price	—	—	1	(12,833)

NDF	Quoted price	Swap curve	Present value method	2	(30)

Interest-rate swaps	Theoretical price	Money market interest-rate curve	Present value method	2	1,824
					(11,039)

Schedule of Fair Value Measurement of Liabilities
The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of December 31, 2020 and 2019 and their allocation to the fair value hierarchy:

		Level 1	Level 2	Total
Assets
Derivative financial instruments	2020	151	1,951	2,102
Derivative financial instruments	2019	1,257	178	1,435

Liabilities
Derivative financial instruments	2020	(12,984)	(157)	(13,141)
Derivative financial instruments	2019	(1,423)	—	(1,423)
When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	Total

Futures	Quoted price	—	—	1	(12,833)

NDF	Quoted price	Swap curve	Present value method	2	(30)

Interest-rate swaps	Theoretical price	Money market interest-rate curve	Present value method	2	1,824
					(11,039)